Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.01350%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,599,041.71

Principal:
Principal Collections	$24,693,957.27
Prepayments in Full	$12,445,242.69
Liquidation Proceeds	$577,238.59
Recoveries	$86,975.70
Sub Total	$37,803,414.25
Collections	$40,402,455.96

Purchase Amounts:
Purchase Amounts Related to Principal	$208,362.68
Purchase Amounts Related to Interest	$454.50
Sub Total	$208,817.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,611,273.14

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,611,273.14
Servicing Fee	$769,500.08	$769,500.08	$0.00	$0.00	$39,841,773.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,841,773.06
Interest - Class A-2a Notes	$61,020.53	$61,020.53	$0.00	$0.00	$39,780,752.53
Interest - Class A-2b Notes	$34,653.05	$34,653.05	$0.00	$0.00	$39,746,099.48
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$38,364,141.73
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$38,021,360.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,021,360.73
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$37,893,094.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,893,094.06
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$37,803,617.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,803,617.39
Regular Principal Payment	$34,386,834.38	$34,386,834.38	$0.00	$0.00	$3,416,783.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,416,783.01
Residual Released to Depositor	$0.00	$3,416,783.01	$0.00	$0.00	$0.00
Total		$40,611,273.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,386,834.38
Total					$34,386,834.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,145,489.70	$63.29	$61,020.53	$0.19	$20,206,510.23	$63.48
Class A-2b Notes	$14,241,344.68	$63.29	$34,653.05	$0.15	$14,275,997.73	$63.44
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$34,386,834.38	$21.78	$2,038,155.67	$1.29	$36,424,990.05	$23.07

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$28,272,061.87	0.0888276	$8,126,572.17	0.0255328
Class A-2b Notes	$19,986,219.44	0.0888276	$5,744,874.76	0.0255328
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$804,678,281.31	0.5096610	$770,291,446.93	0.4878813

Pool Information
Weighted Average APR	3.349%	3.345%
Weighted Average Remaining Term	42.60	41.77
Number of Receivables Outstanding	44,910	43,964
Pool Balance	$923,400,099.87	$884,959,508.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$846,159,229.38	$811,195,786.13
Pool Factor	0.5343751	0.5121294

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$73,763,722.62
Targeted Overcollateralization Amount	$114,668,061.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,668,061.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		126	$515,789.89
(Recoveries)		80	$86,975.70
Net Loss for Current Collection Period			$428,814.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5573%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6430%
Second Prior Collection Period			0.5101%
Prior Collection Period			0.3767%
Current Collection Period			0.5691%
Four Month Average (Current and Prior Three Collection Periods)			0.5247%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2206	$8,251,805.99
(Cumulative Recoveries)			$874,743.25
Cumulative Net Loss for All Collection Periods			$7,377,062.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4269%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,740.62
Average Net Loss for Receivables that have experienced a Realized Loss			$3,344.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	455	$10,835,594.41
61-90 Days Delinquent	0.16%	56	$1,444,710.93
91-120 Days Delinquent	0.03%	11	$305,901.28
Over 120 Days Delinquent	0.03%	13	$255,673.56
Total Delinquent Receivables	1.45%	535	$12,841,880.18

Repossession Inventory:
Repossessed in the Current Collection Period		33	$831,958.19
Total Repossessed Inventory		59	$1,442,511.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1396%
Prior Collection Period			0.1826%
Current Collection Period			0.1820%
Three Month Average			0.1680%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2267%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer